Employee Benefit Obligations - Summary of Extraordinary Bonus (Detail)	12 Months Ended
Dec. 31, 2017
Years of Service 5, 10, 15 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit, extraordinary bonus for years of service upon completion of equivalent of five years	1 monthly salary
Years of Service 20 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit, extraordinary bonus for years of service upon completion of equivalent of five years	1.5 monthly salary
Years of service 25, 30, 35, 40 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit, extraordinary bonus for years of service upon completion of equivalent of five years	2.5 monthly salaries